Shareholder Report, Average Annual Return (Details)										12 Months Ended				31 Months Ended	40 Months Ended	57 Months Ended	60 Months Ended	65 Months Ended	69 Months Ended			81 Months Ended	120 Months Ended
	Oct. 02, 2023	Mar. 10, 2022	May 27, 2021	Dec. 19, 2019	May 01, 2019	Dec. 28, 2018	Dec. 26, 2018	Dec. 19, 2018	Dec. 21, 2017	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000206903
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Alta Quality Growth Fund - I
C000206932
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Micro-Cap Equity Fund - Institutional
C000244274
Average Annual Return [Line Items]
Line Graph and Table Measure Name											FullerThaler Behavioral Mid-Cap Equity Fund - Institutional
C000206947
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Mid-Cap Value Fund - A
C000225339
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Mid-Cap Value Fund - C
C000196718
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Mid-Cap Value Fund - Institutional
C000196717
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Mid-Cap Value Fund - Investor
C000196719
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Mid-Cap Value Fund - R6
C000206944
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Cap Equity Fund - A
C000206943
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small Cap Eq - C
C000161067
Average Annual Return [Line Items]
Line Graph and Table Measure Name													FullerThaler Behavioral Small-Cap Equity Fund - Institutional
C000161065
Average Annual Return [Line Items]
Line Graph and Table Measure Name													FullerThaler Behavioral Small-Cap Equity Fund - Investor
C000161066
Average Annual Return [Line Items]
Line Graph and Table Measure Name													FullerThaler Behavioral Small-Cap Equity Fund - R6
C000206945
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Cap Growth Fund - A
C000206946
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Cap Growth Fund - C
C000196715
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Cap Growth Fund - Institutional
C000196714
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FullerThaler Behavioral Small-Cap Growth Fund - Investor
C000196716
Average Annual Return [Line Items]
Line Graph and Table Measure Name									FullerThaler Behavioral Small-Cap Growth Fund - R6
C000206937
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Mid Core Equity Fund - A
C000206938
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Small-Mid Core Equity Fund - Institu
C000206942
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Unconstrained Equity Fund - A
C000225342
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Unconstrained Equity Fund - C
C000206939
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Unconstrained Equity Fund - Institut
C000206941
Average Annual Return [Line Items]
Line Graph and Table Measure Name										FullerThaler Behavioral Unconstrained Equity Fund - R6
C000211210
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Guardian Capital Dividend Growth Fund - I
C000216962
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Guardian Capital Fundamental Global Equity Fund - I
Without Sales Load [Member] | C000206903
Average Annual Return [Line Items]
Average Annual Return, Percent										27.33%							10.07%		13.04%
Without Sales Load [Member] | C000206932
Average Annual Return [Line Items]
Average Annual Return, Percent										3.72%							5.48%				6.24%
Without Sales Load [Member] | C000244274
Average Annual Return [Line Items]
Average Annual Return, Percent												28.13%
Without Sales Load [Member] | C000206947
Average Annual Return [Line Items]
Average Annual Return, Percent										27.37%				7.32%
Without Sales Load [Member] | C000225339
Average Annual Return [Line Items]
Average Annual Return, Percent										26.72%				6.76%
Without Sales Load [Member] | C000196718
Average Annual Return [Line Items]
Average Annual Return, Percent										27.86%							11.73%					9.77%
Without Sales Load [Member] | C000196717
Average Annual Return [Line Items]
Average Annual Return, Percent										27.44%							11.42%					9.46%
Without Sales Load [Member] | C000196719
Average Annual Return [Line Items]
Average Annual Return, Percent										28.00%							11.84%					9.88%
Without Sales Load [Member] | C000206944
Average Annual Return [Line Items]
Average Annual Return, Percent										35.36%							15.72%		16.97%
Without Sales Load [Member] | C000206943
Average Annual Return [Line Items]
Average Annual Return, Percent										34.59%							15.02%		16.27%
Without Sales Load [Member] | C000161067
Average Annual Return [Line Items]
Average Annual Return, Percent										35.75%							16.03%						12.73%
Without Sales Load [Member] | C000161065
Average Annual Return [Line Items]
Average Annual Return, Percent										35.36%							15.69%						12.46%
Without Sales Load [Member] | C000161066
Average Annual Return [Line Items]
Average Annual Return, Percent										35.90%							16.15%						12.87%
Without Sales Load [Member] | C000206945
Average Annual Return [Line Items]
Average Annual Return, Percent										36.80%							18.96%		18.18%
Without Sales Load [Member] | C000206946
Average Annual Return [Line Items]
Average Annual Return, Percent										36.10%							18.38%		17.60%
Without Sales Load [Member] | C000196715
Average Annual Return [Line Items]
Average Annual Return, Percent										37.24%							19.35%					15.32%
Without Sales Load [Member] | C000196714
Average Annual Return [Line Items]
Average Annual Return, Percent										36.85%							19.02%					15.01%
Without Sales Load [Member] | C000196716
Average Annual Return [Line Items]
Average Annual Return, Percent										37.37%							19.45%					15.42%
Without Sales Load [Member] | C000206937
Average Annual Return [Line Items]
Average Annual Return, Percent										27.43%				8.24%
Without Sales Load [Member] | C000206938
Average Annual Return [Line Items]
Average Annual Return, Percent										27.90%							12.72%			14.49%
Without Sales Load [Member] | C000206942
Average Annual Return [Line Items]
Average Annual Return, Percent										41.79%					8.97%
Without Sales Load [Member] | C000225342
Average Annual Return [Line Items]
Average Annual Return, Percent										41.71%					8.58%
Without Sales Load [Member] | C000206939
Average Annual Return [Line Items]
Average Annual Return, Percent										42.01%							14.71%			17.75%
Without Sales Load [Member] | C000206941
Average Annual Return [Line Items]
Average Annual Return, Percent										41.98%							14.79%			17.84%
Without Sales Load [Member] | C000211210
Average Annual Return [Line Items]
Average Annual Return, Percent										30.99%							11.57%	12.04%
Without Sales Load [Member] | C000216962
Average Annual Return [Line Items]
Average Annual Return, Percent										21.45%						9.08%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										36.35%							15.98%		17.42%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%				12.45%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent												26.38%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%				5.66%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%				5.66%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%					8.89%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%					8.89%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%					8.89%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%		12.18%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%		12.18%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%						9.20%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%						9.20%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%						9.20%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%		12.18%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%		12.18%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%					8.89%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%					8.89%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%					8.89%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%				5.66%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000 Equal Weight Index Total Return
Average Annual Return, Percent										24.40%							10.87%			12.55%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										35.19%					9.97%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										35.19%					9.97%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										35.19%							15.26%			17.10%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										35.19%							15.26%			17.10%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI World Index
Average Annual Return, Percent										32.43%							13.04%	12.27%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Average Annual Return, Percent										32.43%						11.92%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent										42.19%							19.74%		21.24%
Russell Microcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name						Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										24.61%							8.45%				8.88%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent												30.92%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent										29.01%				7.98%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent										29.01%				7.98%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent										29.01%							10.33%					8.32%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent										29.01%							10.33%					8.32%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent										29.01%							10.33%					8.32%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										26.76%							9.39%		10.58%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										26.76%							9.39%		10.58%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										26.76%							9.39%						8.78%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										26.76%							9.39%						8.78%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent										26.76%							9.39%						8.78%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent										27.66%							8.82%		10.36%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent										27.66%							8.82%		10.36%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent										27.66%							8.82%					7.07%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent										27.66%							8.82%					7.07%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent										27.66%							8.82%					7.07%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										26.17%				6.66%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										26.17%							10.43%			12.43%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										29.33%					5.35%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										29.33%					5.35%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										29.33%							11.30%			13.88%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent										29.33%							11.30%			13.88%